Provisions - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Commercial litigation [member]
Disclosure of provisions [line items]
Provisions for termination benefits	$ 0.2
Settlement of Employee Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	0.3
Pension [member]
Disclosure of provisions [line items]
Provisions for termination benefits	0.3
Provisions for termination benefits other comprehensive income.	$ 1.5
Pension [member] | Bottom of Range [member]
Disclosure of provisions [line items]
Discount rate	1.13%
Pension [member] | Top of Range [member]
Disclosure of provisions [line items]
Discount rate	3.33%